FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total	$ 40	$ 123
Forward exchange contracts used for hedging
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	40	123
Derivatives presented under current liability	$ 0	$ 0